Certain Balance Sheet Items - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,348	$ 7,635	$ 7,635
Accumulated depreciation	3,339	7,551	7,432
Equipment Loans
Property, Plant and Equipment [Line Items]
Property and equipment, gross			1,100
Accumulated depreciation			$ 1,100